SUBORDINATED LIABILITIES	12 Months Ended
Dec. 31, 2021
Disclosure of subordinated liabilities [text block] [Abstract]
SUBORDINATED LIABILITIES
NOTE 30: SUBORDINATED LIABILITIES
The movement in subordinated liabilities during the year was as follows:

	Preferred securities	Undated subordinated liabilities	Dated subordinated liabilities	Total
The Group	£m	£m	£m	£m
At 1 January 2020	3,267	516	8,803	12,586
Issued during the year[1]:
2.6787% Fixed rate bond due 2025	—	—	303	303
£914,633,000 2.73% Dated Subordinated Fixed Rate Reset Notes due 2035	—	—	471	471
£393,939,000 2.61% Dated Subordinated Fixed Rate Reset Notes due 2035	—	—	293	293
	—	—	1,067	1,067
Repurchases and redemptions during the year[1]:
12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)	(119)	—	—	(119)
13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)	(519)	—	—	(519)
7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)	(123)	—	—	(123)
6.85% Non-cumulative Perpetual Preferred Securities (US$1,000 million)	(580)	—	—	(580)
7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million)	(289)	—	—	(289)
6.5% Dated Subordinated Notes 2020 (€1,500 million)	—	—	(1,464)	(1,464)
4.50% Fixed Rate Step-up Subordinated Notes due 2030 (€309 million)	—	—	(276)	(276)
5.75% Subordinated Fixed to Floating Rate Notes 2025 callable 2020 (£350 million)	—	—	(370)	(370)
6.50% Subordinated Fixed Rate Notes 2020 (US$2,000 million)	—	—	(674)	(674)
Subordinated Floating Rate Notes 2020 (€100 million)	—	—	(90)	(90)
9.625% Subordinated Bonds 2023 (£300 million)	—	—	(240)	(240)
7.375% Dated Subordinated Notes 2020	—	—	(4)	(4)
	(1,630)	—	(3,118)	(4,748)
Foreign exchange movements	(59)	15	105	61
Other movements (cash and non-cash)	194	(26)	108	276
At 31 December 2020	1,772	505	6,965	9,242
Issued during the year[1]:
3.916% Subordinated Fixed Rate Notes 2048 (US$1,500 million)	—	—	1,074	1,074
3.724% Dated Subordinated Fixed Rate Reset Notes 2041 (£500 million)	—	—	888	888
2.754% Dated Subordinated Fixed Rate Reset Notes 2032 (US$1,750 million)	—	—	1,300	1,300
	—	—	3,262	3,262
Repurchases and redemptions during the year[1]:
7.754% Non-cumulative Perpetual Preferred Securities (Class B) (£150 million)	(156)	—	—	(156)
Series 2 (US$500 million)	—	(94)	—	(94)
Series 3 (US$600 million)	—	(120)	—	(120)
Floating Rate Primary Capital Notes (US$250 million)	—	(24)	—	(24)
Series 1 (US$750 million)	—	(97)	—	(97)
9.375% Subordinated Bonds 2021 (£500 million)	—	—	(200)	(200)
5.374% Subordinated Fixed Rate Notes 2021 (€160 million)	—	—	(145)	(145)
4.553% Subordinated Fixed Rate Notes 2021 (US$1,500 million)	—	—	(1,122)	(1,122)
6% Subordinated Notes 2033 (US$750 million)	—	—	(216)	(216)
4.293% Subordinated Fixed Rate Notes 2021 (US$824 million)	—	—	(612)	(612)
4.503% Subordinated Fixed Rate Notes 2021 (US$1,353 million)			(1,004)	(1,004)
	(156)	(335)	(3,299)	(3,790)
Foreign exchange movements	17	—	(80)	(63)
Other movements (cash and non-cash)	28	—	(21)	7
At 31 December 2021	1,661	170	6,827	8,658
1Issuances in the year generated cash inflows of £3,262 million (2020: £303 million); the repurchases and redemptions resulted in cash outflows of £3,745 million (2020: £4,156 million). Cash payments in respect of interest on subordinated liabilities in the year amounted to £525 million (2020: £852 million).
Certain of the above securities were issued or redeemed under exchange offers, which did not result in an extinguishment of the original financial liability for accounting purposes.

	Preferred securities	Undated subordinated liabilities	Dated subordinated liabilities	Total
The Bank	£m	£m	£m	£m
At 1 January 2020	2,234	425	7,250	9,909
Issued in the year:
2.6787% Fixed rate bond due 2025	—	—	303	303
£914,633,000 2.73% Dated Subordinated Fixed Rate Reset Notes due 2035	—	—	517	517
£393,939,000 2.61% Dated Subordinated Fixed Rate Reset Notes due 2035	—	—	394	394
	—	—	1,214	1,214
Repurchases and redemptions during the year[1]:
12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)	(119)	—	—	(119)
13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)	(519)	—	—	(519)
6.5% Dated Subordinated Notes 2020 (€1,500 million)	—	—	(1,464)	(1,464)
5.75% Subordinated Fixed to Floating Rate Notes 2025 callable 2020 (£350 million)	—	—	(370)	(370)
6.50% Subordinated Fixed Rate Notes 2020 (US$2,000 million)	—	—	(674)	(674)
Subordinated Floating Rate Notes 2020 (€100 million)	—	—	(90)	(90)
9.625% Subordinated Bonds 2023 (£300 million)	—	—	(240)	(240)
7.375% Dated Subordinated Notes 2020	—	—	(4)	(4)
	(638)	—	(2,842)	(3,480)
Foreign exchange movements	(43)	(10)	50	(3)
Other movements (cash and non-cash)	19	(1)	93	111
At 31 December 2020	1,572	414	5,765	7,751
Issued in the year:
3.916% Subordinated Fixed Rate Notes 2048 (US$1,500 million)	—	—	1,074	1,074
3.724% Dated Subordinated Fixed Rate Reset notes 2041 (£500 million)	—	—	888	888
2.754% Dated Subordinated Fixed Rate Reset notes 2032 (US$1,750 million)	—	—	1,300	1,300
	—	—	3,262	3,262
Repurchases and redemptions during the year[1]:
Series 2 (US$500 million)	—	(94)	—	(94)
Series 3 (US$600 million)	—	(120)	—	(120)
Series 1 (US$750 million)	—	(96)	—	(96)
4.553% Subordinated Fixed Rate Note 2021 (US$1,500 million)	—	—	(1,122)	(1,122)
4.293% Subordinated Fixed Rate Note 2021 (US$824 million)	—	—	(612)	(612)
4.503% Subordinated Fixed Rate Note 2021 (US$1,353 million)	—	—	(1,004)	(1,004)
	—	(310)	(2,738)	(3,048)
Foreign exchange movements	17	(1)	(40)	(24)
Other movements (cash and non-cash)	37	(1)	(70)	(34)
At 31 December 2021	1,626	102	6,179	7,907
1Issuances in the year generated cash inflows of £3,262 million (2020: £496 million); the repurchases and redemptions resulted in cash outflows of £3,049 million (2020: £2,726 million). Cash payments in respect of interest on subordinated liabilities in the year amounted to £423 million (2020: £759 million).
Certain of the above securities were issued or redeemed under exchange offers, which did not result in an extinguishment of the original financial liability for accounting purposes.
These securities will, in the event of the winding-up of the issuer, be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities. The subordination of specific subordinated liabilities is determined in respect of the issuer and any guarantors of that liability. The claims of holders of preference shares and preferred securities are generally junior to those of the holders of undated subordinated liabilities, which in turn are junior to the claims of holders of the dated subordinated liabilities. Neither the Group nor the Bank has had any defaults of principal, interest or other breaches with respect to its subordinated liabilities during 2021 (2020: none).